CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (unaudited) (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends paid (in dollars per share)	$ 0.26	$ 0.22	$ 0.52	$ 0.44